Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment [text block]

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$8,873,981	865,956	(675,811)	(55,467)	9,008,659
Buildings	130,595,844	433,269	(3,786,388)	(3,231,856)	124,010,869
Machinery and equipment	798,046,434	1,827,188	(14,844,436)	15,135,124	800,164,310
Other equipment	32,419,736	4,140,108	(7,900,925)	700,229	29,359,148
	969,935,995	7,266,521	(27,207,560)	12,548,030	962,542,986
Accumulated depreciation and impairment loss:
Land	173,397	-	(54,186)	(119,211)	-
Buildings	36,028,301	3,216,571	(3,785,921)	(1,633,576)	33,825,375
Machinery and equipment	698,110,663	27,946,301	(14,694,674)	(4,027,879)	707,334,411
Other equipment	26,154,173	5,655,026	(7,883,150)	(208,469)	23,717,580
	760,466,534	36,817,898	(26,417,931)	(5,989,135)	764,877,366
Prepayments for purchase of land and equipment, and construction in progress	13,272,371	36,289,529	(29,206)	(22,265,225)	27,267,469
Net carrying amounts	$222,741,832				224,933,089

	For the year ended December 31, 2016
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$9,112,286	-	(14,455)	(223,850)	8,873,981
Buildings	122,156,354	1,086	(580,089)	9,018,493	130,595,844
Machinery and equipment	779,019,328	2,424,626	(24,033,087)	40,635,567	798,046,434
Other equipment	34,248,005	4,532,365	(6,462,949)	102,315	32,419,736
	944,535,973	6,958,077	(31,090,580)	49,532,525	969,935,995
Accumulated depreciation and impairment loss:
Land	184,889	-	(14,487)	2,995	173,397
Buildings	32,791,946	3,107,870	(132,589)	261,074	36,028,301
Machinery and equipment	694,955,031	30,329,428	(23,846,019)	(3,327,777)	698,110,663
Other equipment	30,215,702	5,130,524	(6,430,868)	(2,761,185)	26,154,173
	758,147,568	38,567,822	(30,423,963)	(5,824,893)	760,466,534
Prepayments for purchase of land and equipment, and construction in progress	22,397,204	48,931,054	(29,246)	(58,026,641)	13,272,371
Net carrying amounts	$208,785,609				222,741,832

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table shows the valuation technique used in the determination of fair value of the polysilicon CGU’s long-term assets within Level 3, as well as the significant inputs used in the valuation model.

Description of Valuation Technique	Significant inputs	Inter-relationship between significant inputs and fair value measurement
Sales comparison approach:
Sales price of comparable property in close proximity are adjusted for differences in key attributes such as property size. The expected sales price is adjusted with sales discount based on land size. The significant inputs into this valuation approach are price per square meter of comparable properties and sales discount.
	● Price per square meter (JPY 8,000). ● Sales discount (15%).	The estimated fair value would increase (decrease) if: ● the price per square meter is higher (lower); or ● the sales discount rates are lower (higher).